CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 09, 2021	Dec. 06, 2021	Sep. 01, 2021
Current assets
Cash	$ 307,310			$ 1,361,137		$ 1,509,600
Prepaid expenses	289,553
Total Current Assets	596,863			1,361,137
Cash and marketable securities held in Trust Account	210,111,564			209,086,874	$ 209,070,000	$ 181,800,000
TOTAL ASSETS	210,708,427			210,448,011
Current liabilities
Accounts payable and accrued expenses	324,659			238,696
Accrued expenses				238,696
Accrued offering costs				11,300
Income taxes payable	187,223
Total Liabilities	511,882			249,996
Commitments and contingencies
Common stock subject to possible redemption 20,700,000 shares at $10.13 and $10.10 per share redemption value at September 30, 2022 and December 31, 2021, respectively				209,070,000
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,151,000 shares issued and outstanding (excluding 20,700,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021				615
Additional paid-in capital	658,439			1,362,780
Accumulated deficit	(236,850)			(235,380)
Total Stockholders' Equity	422,204	$ 800,281	$ 901,901	1,128,015			$ 0
TOTAL LIABILITIES, COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION, AND STOCKHOLDERS' EQUITY	210,708,427			210,448,011
Common stock subject to possible redemption
Current liabilities
Common stock subject to possible redemption 20,700,000 shares at $10.13 and $10.10 per share redemption value at September 30, 2022 and December 31, 2021, respectively	209,774,341			209,070,000
Common stock not subject to possible redemption
Stockholders' Equity
Common stock, $0.0001 par value; 100,000,000 shares authorized; 6,151,000 shares issued and outstanding (excluding 20,700,000 shares subject to possible redemption) at September 30, 2022 and December 31, 2021	$ 615			$ 615